REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2015	$26,486	$159,393	$19,215	$(8,607)	$196,487
Additions	7,388	25,467	759	(359)	33,255

At December 31, 2015	33,874	184,860	19,974	(8,966)	229,742
Additions	-	1,969	481	(5,710)	(3,260)

At December 31, 2016	33,874	186,829	20,455	(14,676)	226,482

Accumulated depreciation:

At January 1, 2015	-	10,564	932	(213)	11,283
Depreciation charge for the year	-	3,314	394	(89)	3,619

At December 31, 2015	-	13,878	1,326	(302)	14,902
Depreciation charge for the year		3,631	394	(135)	3,890

At December 31, 2016	-	17,509	1,720	(437)	18,792

Real estate property, net:

At December 31, 2016	33,874	169,320	18,735	(14,239)	207,690

At December 31, 2015	$33,874	$170,982	$18,648	$(8,664)	$214,840

Estimated depreciation expenses by years are as follows:

Year	Estimated depreciation expenses

2017	3,890
2018	3,890
2019	3,890
2020 and thereafter	162,146

$173,816